Financial instruments - Contractual future cash outflows for long-term debt (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 300
Interest on long-term debt	2
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	33
Payables and accrued liabilities	569
Cash outflows	904
Electricity swaps	14
Later than five years and not later than ten years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300
Interest on long-term debt	38
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	44
Payables and accrued liabilities	569
Cash outflows	951
Electricity swaps	23
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	16
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	10
Payables and accrued liabilities	569
Cash outflows	595
Electricity swaps	(5)
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	16
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	7
Payables and accrued liabilities	0
Cash outflows	23
Electricity swaps	(3)
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	300
Interest on long-term debt	7
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	5
Payables and accrued liabilities	0
Cash outflows	312
Electricity swaps	(1)
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	5
Payables and accrued liabilities	0
Cash outflows	5
Electricity swaps	1
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Interest on long-term debt	0
Bonds Issued, Lease Obligations, Undiscounted Cash Flows	17
Payables and accrued liabilities	0
Cash outflows	17
Electricity swaps	$ 30